Liquidity and going concern (Details) $ in Thousands			12 Months Ended
	Mar. 25, 2017 EUR (€)	Jun. 27, 2014 CAD	Dec. 31, 2016 USD ($) option	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Cash and cash equivalents			$ 60,057	$ 27,143	$ 93,282		$ 178,513
Debt and Capital Lease Obligations			79,032	62,447
Long-term debt, maturities, repayments of principal in next twelve months			48,097
Proceeds on sale of assets			$ 13,219	$ 0	$ 0
Debentures
Segment Reporting Information [Line Items]
Maximum Maturity Extension, Term		3 years
Long-term debt, maturities, repayments of principal in next twelve months | CAD						CAD 55,000,000
Number of extension options | option			6
Term of extensions		6 months
Subsequent Event | Senior revolving financing facility
Segment Reporting Information [Line Items]
Periodic principal payment | €	€ 10,000,000
Minimum | Debentures
Segment Reporting Information [Line Items]
Proceeds from issuance of debt | CAD		CAD 10,000,000